Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Common shares	Share premium	Treasury shares [1]	Hedging reserves	Translation reserves	Retained profit	Equity attributable to shareholders of TORM plc	Non-controlling interest
Equity at beginning of period at Dec. 31, 2020		$ 1,017,469	$ 748	$ 102,044	$ (4,235)	$ (20,681)	$ 346	$ 939,247	$ 1,017,469	$ 0
Comprehensive income/loss for the year:
Net profit/(loss) for the year		(42,089)						(42,089)	(42,089)
Other comprehensive income/(loss) for the year	[2]	16,905				17,122	(209)	(8)	16,905
Tax on other comprehensive income		0
Total comprehensive income/(loss) for the year		(25,184)				17,122	(209)	(42,097)	(25,184)
Capital increase	[3]	57,863	64	57,799					57,863
Transaction costs of capital increase		(285)		(285)					(285)
Share-based compensation		2,317						2,317	2,317
Dividend paid		0
Total changes in equity for the period		34,711	64	57,514	0	17,122	(209)	(39,780)	34,711	0
Non-controlling interest arising on acquisition		0
Equity at end of period at Dec. 31, 2021		1,052,180	812	159,558	(4,235)	(3,559)	137	899,467	1,052,180	0
Comprehensive income/loss for the year:
Net profit/(loss) for the year		562,574						562,754	562,754	(180)
Other comprehensive income/(loss) for the year	[2]	56,110				56,591	(576)		56,015	95
Tax on other comprehensive income		(13,162)				(13,162)			(13,162)
Total comprehensive income/(loss) for the year		605,522				43,429	(576)	562,754	605,607	(85)
Capital increase	[3]	8,015	11	8,004					8,015
Transaction costs of capital increase		(31)		(31)					(31)
Share-based compensation		2,211						2,211	2,211
Dividend paid		(166,658)						(166,658)	(166,658)
Total changes in equity for the period		449,059	11	7,973	0	43,429	(576)	398,307	449,144	(85)
Non-controlling interest arising on acquisition		2,435								2,435
Equity at end of period at Dec. 31, 2022		1,503,674	823	167,531	(4,235)	39,870	(439)	1,297,774	1,501,324	2,350
Comprehensive income/loss for the year:
Net profit/(loss) for the year		647,967						648,265	648,265	(298)
Other comprehensive income/(loss) for the year	[2]	(18,969)				(18,899)	(35)	19	(18,915)	(54)
Tax on other comprehensive income		4,640				4,640			4,640
Total comprehensive income/(loss) for the year		633,638				(14,259)	(35)	648,284	633,990	(352)
Capital increase	[3]	92,674	39	92,635					92,674
Transaction costs of capital increase		(166)		(166)					(166)
Share-based compensation		22,547						22,547	22,547
Dividend paid		(586,384)						(586,384)	(586,384)
Total changes in equity for the period		162,309	39	92,469	0	(14,259)	(35)	84,447	162,661	(352)
Non-controlling interest arising on acquisition		0								0
Equity at end of period at Dec. 31, 2023		$ 1,665,983	$ 862	$ 260,000	$ (4,235)	$ 25,611	$ (474)	$ 1,382,221	$ 1,663,985	$ 1,998

[1]	¹⁾ Please refer to Note 17 for further information on treasury shares.
[2]	²⁾ Please refer to "Consolidated Statement of Comprehensive Income".
[3]	³⁾ Please refer to Note 17 for further information on capital increases during the year.